AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
Minnesota – 97.5%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$	1,695	$1,696,798
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051		270	236,026
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029		200	200,375
5.00%, 11/01/2044		500	500,494
Series 2019 4.00%, 11/01/2041		850	811,275
City of Duluth MN Series 2016-A 5.00%, 02/01/2034		1,000	1,025,907
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(a)		200	203,609
City of Hermantown MN Series 2024-B 4.00%, 02/01/2041(b)		1,035	1,049,544
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031		1,000	1,029,917
City of Minneapolis MN (Allina Health Obligated Group) Series 2023-A 5.00%, 11/15/2052		1,000	1,074,611
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036		1,000	1,033,375
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032		200	203,276
City of St. Paul MN Water Revenue Series 2023-A 4.00%, 12/01/2045		1,000	997,104
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049		395	397,857
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056		215	159,822

	Principal Amount (000)		U.S. $ Value

Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	$	1,200	$1,210,654
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036		400	362,894
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036		1,575	1,656,464
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032		1,000	1,010,350
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040		110	111,649
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(c)		100	80,319
4.00%, 06/01/2051(c)		125	90,326
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025		420	420,685
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031		1,000	1,051,763
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.25%, 01/01/2049		1,415	1,531,511
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040		1,000	910,641
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036		500	506,623
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045		1,100	1,109,105
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041		1,000	873,939
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034		800	810,989

	Principal Amount (000)	U.S. $ Value

Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	$ 50	$52,510
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,009,791
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	751,125
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,003,239
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	921,259
3.00%, 02/01/2039	1,000	899,882
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033	235	244,786
5.00%, 01/01/2034	215	223,540
5.00%, 01/01/2041	700	716,330
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	1,000	1,041,341
Western Minnesota Municipal Power Agency Series 2019-A 3.156%, 01/01/2039	1,000	863,490

Total Municipal Obligations (cost $30,941,237)		30,085,195

	Shares

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $988,833)	988,833	988,833

	Principal Amount (000)

U.S. Treasury Bills – 1.6%
U.S. Treasury Bill Zero Coupon, 11/29/2024 (cost $493,988)	$ 500	494,007

Total Short-Term Investments (cost $1,482,821)		1,482,840

U.S. $ Value

Total Investments – 102.3% (cost $32,424,058)(g)	$31,568,035
Other assets less liabilities – (2.3)%	(706,915)

Net Assets – 100.0%	$30,861,120

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	570	01/15/2027	CPI#	3.466%	Maturity	$(20,208)	$(367)	$(19,841)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(18,798)	—	(18,798)
USD	80	01/15/2027	CPI#	3.320%	Maturity	(3,596)	—	(3,596)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	260,833	—	260,833
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	238,278	—	238,278
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(19,582)	—	(19,582)
USD	620	01/15/2029	CPI#	3.735%	Maturity	7,264	—	7,264
USD	330	01/15/2029	CPI#	3.331%	Maturity	(7,845)	—	(7,845)
USD	255	01/15/2030	1.572%	CPI#	Maturity	44,058	—	44,058
USD	255	01/15/2030	1.587%	CPI#	Maturity	43,692	—	43,692
USD	300	01/15/2031	2.680%	CPI#	Maturity	21,858	—	21,858
USD	300	01/15/2031	2.782%	CPI#	Maturity	18,717	—	18,717
USD	260	01/15/2032	CPI#	3.064%	Maturity	(6,737)	—	(6,737)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(10,262)	—	(10,262)

						$547,672	$(367)	$548,039

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	$(1,158)	$—	$(1,158)
USD	1,100	04/30/2030	1 Day SOFR	3.486%	Annual	(3,402)	—	(3,402)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	(7,588)	—	(7,588)
USD	710	04/30/2030	1 Day SOFR	3.075%	Annual	(18,141)	—	(18,141)
USD	600	07/31/2030	1 Day SOFR	4.016%	Annual	18,388	—	18,388
USD	200	11/01/2030	1 Day SOFR	4.280%	Annual	7,796	—	7,796
USD	500	01/08/2031	1 Day SOFR	3.580%	Annual	(606)	—	(606)
USD	740	04/30/2031	1 Day SOFR	4.285%	Annual	35,158	—	35,158

						$30,447	$—	$30,447

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$60,898	$—	$60,898

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the market value of this security amounted to $203,609 or 0.7% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.55% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021	$ 103,360	$ 80,319	0.26%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021	127,533	90,326	0.29%

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $829,238 and gross unrealized depreciation of investments was $(1,045,877), resulting in net unrealized depreciation of $(216,639).

Glossary:

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$30,085,195	$—	$30,085,195
Short-Term Investments:
Investment Companies	988,833	—	—	988,833
U.S. Treasury Bills	—	494,007	—	494,007

Total Investments in Securities	988,833	30,579,202	—	31,568,035

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$—	$634,700	$—	$634,700
Centrally Cleared Interest Rate Swaps	—	61,342	—	61,342
Interest Rate Swaps	—	60,898	—	60,898
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(87,028)	—	(87,028)
Centrally Cleared Interest Rate Swaps	—	(30895)	—	(30895)

Total	$988,833	$31,218,219	$—	$32,207,052

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$926	$3,032	$2,969	$989	$6